Commitment and Contingencies (Q3) (Tables)	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases

Future minimum lease payments under non-cancelable operating and capital leases as of September 30, 2021 are as follows (in thousands):

	Operating Leases	Capital Leases
2021 (remainder)	$1,188	$37
2022	4,644	52
2023	4,343	13
2024	4,197	1
2025	4,159	—
Thereafter	28,136	—
Total minimum lease payments	$46,667	$103
Less: Amounts representing interest		(3)
Present value of lease payments		100
Less: Current portion		(82)
Long-term portion of minimum lease payments		$18

Schedule of Future Minimum Rental Payments for Operating Leases

Future minimum lease payments under non-cancelable operating and capital leases as of September 30, 2021 are as follows (in thousands):

	Operating Leases	Capital Leases
2021 (remainder)	$1,188	$37
2022	4,644	52
2023	4,343	13
2024	4,197	1
2025	4,159	—
Thereafter	28,136	—
Total minimum lease payments	$46,667	$103
Less: Amounts representing interest		(3)
Present value of lease payments		100
Less: Current portion		(82)
Long-term portion of minimum lease payments		$18